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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX



          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number                811-22979
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                     Goldman Sachs MLP and Energy Renaissance Fund
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               (Exact name of registrant as specified in charter)

                 200 West Street, New York, New York 10282
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   (Address of principal executive offices)                      (Zip code)


                  Caroline Kraus, Esq. Goldman Sachs & Co. LLC
                200 West Street, 15th Floor, New York, NY 10282
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-902-1000
                                                    ---------------------------
Date of fiscal year end:  November 30
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Date of reporting period: July 1, 2016 - June 30, 2017
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22979
Reporting Period: 07/01/2016 - 06/30/2017
Goldman Sachs MLP and Energy Renaissance Fund









================ Goldman Sachs MLP and Energy Renaissance Fund =================


ARCHROCK PARTNERS LP

Ticker:       APLP           Security ID:  03957U100
Meeting Date: APR 26, 2017   Meeting Type: Special
Record Date:  MAR 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       For          Management
2     Adjourn Meeting                         For       For          Management


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BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 06, 2017   Meeting Type: Annual
Record Date:  APR 10, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Barbara J. Duganier      For       For          Management
1.2   Elect Director Joseph A. LaSala, Jr.    For       For          Management
1.3   Elect Director Larry C. Payne           For       For          Management
1.4   Elect Director Martin A. White          For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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CORENERGY INFRASTRUCTURE TRUST, INC.

Ticker:       CORR           Security ID:  21870U502
Meeting Date: MAY 17, 2017   Meeting Type: Annual
Record Date:  MAR 17, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Conrad S. Ciccotello     For       For          Management
1.2   Elect Director Barrett Brady            For       For          Management
1.3   Elect Director Todd E. Banks            For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management


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ENERGY TRANSFER PARTNERS L.P.

Ticker:       ETP            Security ID:  29273R109
Meeting Date: APR 26, 2017   Meeting Type: Special
Record Date:  FEB 27, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       Against      Management
2     Adjourn Meeting                         For       For          Management
3     Advisory Vote on Golden Parachutes      For       For          Management


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GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102
Meeting Date: SEP 28, 2016   Meeting Type: Annual
Record Date:  AUG 03, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Alf C. Thorkildsen       For       For          Management


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KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 10, 2016   Meeting Type: Annual
Record Date:  JUL 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Simon Bird               For       For          Management
2     Please vote FOR if Units are Owned by   For       Against      Management
      a Resident of Norway for Purposes of
      the Tax Act on Income And Wealth, or
      vote AGAINST if Units are Not Held by
      a Resident of Norway for Purposes of
      the Tax Act on Income and Wealth


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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 22, 2017   Meeting Type: Annual
Record Date:  APR 03, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Charles R. Crisp         For       For          Management
1.2   Elect Director Laura C. Fulton          For       For          Management
1.3   Elect Director Michael A. Heim          For       For          Management
1.4   Elect Director James W. Whalen          For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Omnibus Stock Plan                For       For          Management
6     Approve Issuance of Shares of Common    For       For          Management
      Stock Upon Conversion of Series A
      Preferred Stock and Exercise of
      Outstanding Warrants


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TRANSMONTAIGNE PARTNERS L.P.

Ticker:       TLP            Security ID:  89376V100
Meeting Date: JUL 12, 2016   Meeting Type: Special
Record Date:  MAY 31, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       For          Management

========== END NPX REPORT

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                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Goldman Sachs MLP and Energy Renaissance Fund
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By (Signature and Title) /s/ James A. McNamara
                         ------------------------------------------------------
                         Chief Executive Officer

Date  August 28, 2017
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